Derivative Instruments - Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Other comprehensive income into (expenses) income, net of tax	$ (2,896)	$ (700)
Option Contracts to Hedge Payroll [Member] | Cost of revenues and operating expenses [Member]
Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Other comprehensive income into (expenses) income, net of tax	(2,254)	(614)
Forward Contracts to Hedge Payroll [Member] | Cost of revenues and operating expenses [Member]
Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Other comprehensive income into (expenses) income, net of tax	$ (642)